Financial instruments	6 Months Ended
Jun. 30, 2022
Financial instruments
Financial instruments

Note 4:   Financial Instruments

As detailed in the Group’s most recent annual financial statements, the principal financial instruments consist of derivative financial instruments, other investments, trade and other receivables, cash and cash equivalents, trade and other payables, lease liabilities and interest-bearing loans and borrowings.

The Group has certain equity investments held at $180m at 30 June 2022 (31 December 2021: $104m) that are categorised as Level 3 in the fair-value hierarchy and for which fair-value gains of $48m (FY 2021: $nil) have been recognised in the six months ended 30 June 2022. In the absence of specific market data, these unlisted investments are held at fair value based on the cost of investment and adjusting as necessary for impairments and revaluations on new funding rounds, which are seen to approximate the fair value. All other fair-value gains and/or losses that are presented in Net losses on equity investments measured at fair value through other comprehensive income in the Condensed consolidated statement of comprehensive income for the six months ended 30 June 2022 are Level 1 fair-value measurements, valued based on quoted prices in active markets.

Financial instruments measured at fair value include $1,194m of other investments, $3,098m held in money-market funds, $301m of loans designated at fair value through profit or loss and $48m of derivatives as at 30 June 2022. With the exception of derivatives being Level 2 fair-valued, the aforementioned balances are Level 1 fair-valued. The total fair value of interest-bearing loans and borrowings at 30 June 2022, which have a carrying value of $29,528m in the Condensed consolidated statement of financial position, was $29,019m.

Table 25: Financial instruments – contingent consideration

	2022
	Diabetes			2021
	alliance	Other	Total	Total
	$m	$m	$m	$m
At 1 January	2,544	321	2,865	3,323
Settlements	(358)	(9)	(367)	(309)
Disposals	-	(121)	(121)	-
Revaluations	320	(27)	293	82
Discount unwind	81	4	85	112
At 30 June	2,587	168	2,755	3,208

Contingent consideration arising from business combinations is fair-valued using decision-tree analysis, with key inputs including the probability of success, consideration of potential delays and the expected levels of future revenues.

The contingent consideration balance relating to BMS’s share of the global diabetes alliance of $2,587m (31 December 2021: $2,544m) would increase/decrease by $259m with an increase/decline in sales of 10%, as compared with the current estimates.